Commitments (Details 1)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 50,000
2017	60,000
2018	50,000
2019	50,000
2020	50,000
Thereafter	320,000
Total minimum payments	$ 580,000